Units (Details) - $ / shares	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2020
Units (Details) [Line Items]
Common stock units outstanding	1,760,285	4,576,572
IPO [Member]
Units (Details) [Line Items]
Share Price			$ 11.5